CONVERTIBLE DEBT AND NOTES PAYABLE - Future payments of principal as of December 31, 2021 (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future payments of principal
2022	$ 358
2023	313
2024	182
2025 and thereafter	227
Total future payments	$ 1,080